Mar. 25, 2020
Hamlin High Dividend Equity Fund

THE ADVISORS’ INNER CIRCLE FUND

Hamlin High Dividend Equity Fund (the “Fund”)
Institutional Class Shares

Investor Class Shares

Supplement dated March 24, 2020 to:

•	the Fund’s Institutional Class Shares Summary Prospectus, dated May 1, 2019 (the “Institutional Shares Summary Prospectus”);

•	the Fund’s Investor Class Shares Summary Prospectus, dated May 1, 2019 (the “Investor Shares Summary Prospectus,” and, together with the Institutional Shares Summary Prospectus, the “Summary Prospectuses”); and

•	the Fund’s Statutory Prospectus, dated May 1, 2019 (the “Statutory Prospectus,” and, collectively with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Fund’s after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.       In the “Performance Information” section of the Fund’s Institutional Class Shares Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

HAMLIN HIGH DIVIDEND EQUITY FUND INSTITUTIONAL CLASS SHARES	1 Year	5 Years	Since Inception (3/30/12)
Returns Before Taxes	(7.48)%	5.36%	9.01%
Returns After Taxes on Distributions	(9.38)%	4.12%	7.78%
Returns After Taxes on Distributions and Sale of Fund Shares	(3.10)%	4.06%	6.99%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	11.21%
Lipper Equity Income Fund Index (reflects no deduction for taxes)	(6.61)%	5.96%	8.99%

2.       In the “Performance Information” section of the Fund’s Investor Class Shares Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

HAMLIN HIGH DIVIDEND EQUITY FUND INVESTOR CLASS SHARES	1 Year	5 Years	Since Inception (3/30/12)
Returns Before Taxes	(7.81)%	4.92%	8.54%
Returns After Taxes on Distributions	(9.61)%	3.81%	7.44%
Returns After Taxes on Distributions and Sale of Fund Shares	(3.36)%	3.73%	6.63%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	11.21%
Lipper Equity Income Fund Index (reflects no deduction for taxes)	(6.61)%	5.96%	8.99%

Please retain this supplement for future reference.